PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Depreciation expense	$ 0	$ 150,454	$ 2,454	$ 448,943	$ 583,968	$ 682,111
Impairment expenses					7,283,276
Recognized gain from a theft of equipment						485,404
Financing Lease					200,000
Impairment of goodwill					104,657	663,434
Impairment of intangible assets					3,000,013	$ 330,508
Impairment expenses right of use assets					3,224,487
Impairment expenses property and equipment					$ 954,119